Consolidated Statements of Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 CNY (¥) ¥ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues		¥ 8,374,501	$ 1,202,921		¥ 4,663,440		¥ 2,184,816
Cost of revenues (including transactions with related parties of RMB259,244, RMB266,852 and RMB380,219 for the years ended December 31, 2017, 2018 and 2019, respectively)		(6,892,579)	(990,057)	[1]	(3,933,647)	[1]	(1,929,864)	[1]
Gross Profit		1,481,922	212,864		729,793		254,952
Operating expenses
Research and development expenses (including transactions with Parent Company of RMB45,563, RMB10,042 and RMB5,720 for the years ended December 31, 2017, 2018 and 2019, respectively)	[1]	(508,714)	(73,072)		(265,152)		(170,160)
Sales and marketing expenses (including transactions with related parties of RMB6,639, RMB4,038 and RMB13,350 for the years ended December 31, 2017, 2018 and 2019, respectively)	[1]	(438,396)	(62,972)		(189,207)		(87,292)
General and administrative expenses (including transactions with Parent Company of RMB16,503, RMB3,080 and RMB1,058 for the years ended December 31, 2017, 2018 and 2019, respectively)	[1]	(352,824)	(50,680)		(287,710)		(101,995)
Total operating expenses		(1,299,934)	(186,724)		(742,069)		(359,447)
Other income		79,390	11,404		38,938		9,629
Operating (loss) income		261,378	37,544		26,662		(94,866)
Interest and short-term investments income		304,491	43,737		156,549		14,049
Fair value loss on derivative liabilities		0	0		(2,285,223)		0
Foreign currency exchange gains, net		1,157	166		51		0
(Loss) income before income tax benefits (expenses)		567,026	81,447		(2,101,961)		(80,817)
Income tax benefits (expenses)		(96,078)	(13,801)		50,943		0
(Loss) income before share of (loss) income in equity method investments, net of income taxes		470,948	67,646		(2,051,018)		(80,817)
Share of (loss) income in equity method investments, net of income taxes		(2,775)	(399)		113,329		(151)
Net (loss) income attributable to HUYA Inc		468,173	67,247		(1,937,689)		(80,968)
Accretion to Series A redeemable convertible preferred shares ("Preferred Shares")		0	0		(71,628)		(19,842)
Deemed dividend to Series A Preferred Shareholders		0	0		(496,995)		0
Net (loss) income attributable to ordinary shareholders		468,173	67,247		(2,506,312)		(100,810)
Net (loss) income		468,173	67,247		(1,937,689)		(80,968)
Other comprehensive income:
Foreign currency translation adjustments, net of nil tax		157,568	22,633		366,259		308
Total comprehensive (loss) income attributable to HUYA Inc		¥ 625,741	$ 89,880		¥ (1,571,430)		¥ (80,660)
Net (loss) income per ordinary share
Basic | (per share)		¥ 2.18	$ 0.31	[2]	¥ (15.02)	[2]	¥ (1.01)	[2]
Diluted | (per share)		¥ 2.02	$ 0.29	[2]	¥ (15.02)	[2]	¥ (1.01)	[2]
Weighted average number of ADSs used in calculating net (loss) income per ADS
Basic		214,811,862	214,811,862		166,828,435		100,000,000
Diluted		232,024,961	232,024,961		166,828,435		100,000,000
ADS [Member]
Net (loss) income per ordinary share
Basic | (per share)	[2]	¥ 2.18	$ 0.31		¥ (15.02)		¥ (1.01)
Diluted | (per share)		¥ 2.02	$ 0.29	[2]	¥ (15.02)	[2]	¥ (1.01)	[2]
Weighted average number of ADSs used in calculating net (loss) income per ADS
Basic		214,811,862	214,811,862		166,828,435		100,000,000
Diluted		232,024,961	232,024,961		166,828,435		100,000,000
Live Streaming [Member]
Net revenues
Total net revenues		¥ 7,976,214	$ 1,145,711		¥ 4,442,845		¥ 2,069,536
Advertising and Others [Member]
Net revenues
Total net revenues		¥ 398,287	$ 57,210		¥ 220,595		¥ 115,280

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, Note 2017 2018 2019 2019 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 2,877 10,472 31,593 4,538 Research and development expenses 9,174 30,643 86,29612,396 Sales and marketing expenses 791 1,832 5,919 850 General and administrative expenses 27,266 183,748 157,936 22,686
[2]	Each ADS represents one Class A ordinary share.